Note 3: Going Concern Uncertainties (Details)	12 Months Ended
Dec. 31, 2015
Details
Substantial Doubt about Going Concern, Conditions or Events	The Company has not generated positive cash flows since inception, which raises substantial doubt about the ability of the Company to continue as a going concern. The Company is dependent upon achieving positive cash flow from operations and obtaining additional financing to fund ongoing operations.
Substantial Doubt about Going Concern, Management's Evaluation	To achieve these objectives, the Company continues to seek other sources of financing to support existing operations and expand the range and scope of its business. However, there are no assurances that such financing can be obtained on acceptable terms and in a timely manner, if at all. The failure to obtain the necessary working capital would have a material adverse effect on the business and, in the event the Company is unable to execute its business plan, the Company may be unable to continue as a going concern.